INCOME TAXES (Narrative Summary of Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
Youlanguang Technology [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
E-Sun Sky Network [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
E-Sun Sky Computer [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
ESun Network [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
Shenzhen Yicai [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
Shenzhen Kaisheng [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
VIE [Member] | High-tech Enterprise [Member] | Shangmeng Services [Member]
Income Tax Contingency [Line Items]
Transitional income tax rate period	3 years
Hong Kong
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	16.50%
PRC | VIE [Member] | Youlanguang Technology [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			25.00%
PRC | VIE [Member] | Lhasa Yicai [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	15.00%	15.00%	15.00%
PRC | VIE [Member] | High-tech Enterprise [Member] | E-Sun Sky Computer [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income				15.00%
Malta
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	35.00%
Effective Income Tax Rate Reconciliation, Percent	5.00%
Curacao
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	2.00%